Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 8.5%
Apex Credit CLO Ltd., Series 2024-1A Class B1 (3 M SOFR + 2.400%, Floor 2.400%), 144A 6.725%, 04/20/36@,•	$1,000	$1,002,388
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 7.837%, 01/20/33@,•	4,000	4,010,788
Granite Edvance Corp., Series 2020-1 Class A1A, 1.550%, 09/25/60	1,743	1,603,743
ICG US CLO Ltd., Series 2015-2RA Class BR (3 M SOFR + 1.750%, Floor 1.750%), 144A 6.068%, 01/16/33@,•	2,000	2,002,102
Navient Private Education Refi Loan Trust,
Series 2019-EA Class B, 144A 3.390%, 05/15/68@	3,000	2,845,471
Series 2019-FA Class B, 144A 3.120%, 08/15/68@	855	760,238
Series 2021-EA Class A, 144A 0.970%, 12/16/69@	1,515	1,365,625
Navient Student Loan Trust,
Series 2018-EA Class A2, 144A 4.000%, 12/15/59@	452	451,936
Series 2023-BA Class A1A, 144A 6.480%, 03/15/72@	1,415	1,453,987
Nelnet Student Loan Trust,
Series 2004-4 Class B (90 Day Average SOFR + 0.562%), 4.902%, 01/25/41•	2,285	2,249,621
Series 2021-CA Class B, 144A 2.530%, 04/20/62@	3,500	3,078,892
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 5.061%, 03/25/55•	2,277	2,257,497
SMB Private Education Loan Trust,
Series 2014-A Class B, 144A 4.000%, 09/15/42@	1,494	1,484,172
Series 2015-C Class B, 144A 3.500%, 09/15/43@	649	646,975
Taco Bell Funding LLC, Series 2025-1A Class A2II, 144A 5.049%, 08/25/55@	3,000	3,007,586
Trysail CLO Ltd., Series 2022-1A Class B (3 M SOFR + 1.850%, Floor 1.850%), 144A 6.175%, 10/20/33@,•	1,500	1,500,582
TOTAL ASSET BACKED SECURITIES (Cost $29,500,296)		29,721,603

COMMERCIAL MORTGAGE BACKED SECURITIES — 13.7%
BANK, Series 2021-BN37 Class AS, 2.851%, 11/15/64•	1,650	1,447,012
	Par (000)	Value†

BANK5, Series 2024-5YR5 Class C, 7.245%, 02/15/29•	$2,550	$2,617,243
Benchmark Mortgage Trust, Series 2019-B9 Class A5, 4.016%, 03/15/52	5,000	4,904,529
FREMF Mortgage Trust,
Series 2019-K735 Class B, 144A 4.163%, 05/25/26@,•	6,000	5,957,406
Series 2019-K736 Class B, 144A 3.864%, 07/25/26@,•	1,500	1,487,373
Series 2018-K82 Class C, 144A 4.270%, 09/25/28@,•	3,000	2,954,875
Series 2016-K52 Class B, 144A 4.145%, 01/25/49@,•	5,065	5,045,993
Series 2016-K53 Class C, 144A 4.183%, 03/25/49@,•	3,525	3,509,626
Series 2017-K70 Class C, 144A 3.942%, 12/25/49@,•	3,000	2,926,203
Series 2017-K63 Class B, 144A 4.012%, 02/25/50@,•	1,500	1,483,876
Series 2018-K85 Class C, 144A 4.464%, 12/25/50@,•	3,500	3,408,997
Series 2018-K83 Class B, 144A 4.424%, 11/25/51@,•	2,000	1,987,282
Series 2019-K102 Class B, 144A 3.652%, 12/25/51@,•	5,320	5,108,982
Series 2019-K95 Class B, 144A 4.049%, 08/25/52@,•	2,500	2,411,710
Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3, 3.055%, 06/15/52	2,829	2,704,034
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $49,448,031)		47,955,141

CORPORATE BONDS — 24.7%
Aerospace & Defense — 0.5%
The Boeing Co. 3.500%, 03/01/39	2,000	1,619,641
Apparel — 0.5%
VF Corp. 2.800%, 04/23/27	2,000	1,939,905
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC 5.303%, 09/06/29	2,000	1,995,517
Banks — 4.0%
Allfirst Preferred Capital Trust (3 M SOFR + 1.762%) 6.079%, 07/15/29•	3,500	3,435,925
JPMorgan Chase & Co., Series B (3 M SOFR + 0.762%) 5.058%, 02/01/27•	3,200	3,168,165

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Banks — (continued)
State Street Corp. (3 M SOFR + 0.822%) 5.033%, 05/15/28•	$3,830	$3,746,240
The PNC Financial Services Group, Inc. (SOFRRATE + 1.841%) 5.582%, 06/12/29•	1,500	1,554,567
US Bancorp (UST Yield Curve CMT 5 Yr + 0.950%) 2.491%, 11/03/36•	2,500	2,155,538
		14,060,435
Beverages — 1.0%
Constellation Brands, Inc. 4.500%, 05/09/47	2,000	1,679,257
Keurig Dr Pepper, Inc. 2.250%, 03/15/31	2,000	1,763,952
		3,443,209
Biotechnology — 0.9%
Amgen, Inc. 5.600%, 03/02/43	3,000	3,038,545
Chemicals — 0.6%
The Sherwin-Williams Co. 4.800%, 09/01/31	2,000	2,042,804
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28	3,000	2,891,563
Electric — 3.5%
CMS Energy Corp. (UST Yield Curve CMT 5 Yr + 2.900%) 3.750%, 12/01/50•	2,000	1,846,302
Dominion Energy, Inc., Series A (UST Yield Curve CMT 5 Yr + 2.386%) 6.875%, 02/01/55•	3,000	3,137,501
Duke Energy Carolinas LLC 2.850%, 03/15/32	2,298	2,094,799
Northern States Power Co. 3.600%, 09/15/47	4,000	3,035,757
NRG Energy, Inc., 144A 5.407%, 10/15/35@	2,000	2,007,630
		12,121,989
Entertainment — 0.1%
Warnermedia Holdings, Inc. 5.141%, 03/15/52	601	447,369
Food — 2.3%
Kraft Heinz Foods Co. 4.625%, 10/01/39	2,440	2,223,823
Mars, Inc., 144A 5.700%, 05/01/55@	2,000	2,026,141
The Hershey Co. 1.700%, 06/01/30	1,000	895,243
	Par (000)	Value†

Food — (continued)
The J.M. Smucker Co. 4.250%, 03/15/35	$3,000	$2,833,305
		7,978,512
Gas — 0.7%
The Brooklyn Union Gas Co., 144A 3.407%, 03/10/26@	2,500	2,490,684
Healthcare Products — 0.5%
Revvity, Inc. 2.250%, 09/15/31	2,000	1,736,989
Healthcare Services — 0.5%
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,808,862
Household Products & Wares — 0.8%
Church & Dwight Co., Inc. 2.300%, 12/15/31	3,000	2,657,944
Insurance — 1.4%
Arthur J Gallagher & Co. 5.000%, 02/15/32	2,000	2,041,052
New York Life Global Funding, 144A 4.550%, 01/28/33@	3,000	2,995,665
		5,036,717
Investment Companies — 0.5%
Ares Capital Corp. 2.875%, 06/15/28	2,000	1,909,709
Oil & Gas — 0.7%
Repsol E&P Capital Markets US LLC, 144A 5.976%, 09/16/35@	2,500	2,545,590
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co. 3.400%, 07/26/29	1,500	1,462,850
Merck & Co., Inc. 3.900%, 03/07/39	2,200	1,966,132
		3,428,982
Pipelines — 1.2%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	2,185	2,193,150
Western Midstream Operating LP 5.450%, 11/15/34	2,000	2,002,736
		4,195,886
Real Estate Investment Trusts — 0.4%
SBA Tower Trust, 144A 1.884%, 07/15/50@	1,500	1,488,630
Retail — 0.4%
AutoNation, Inc. 1.950%, 08/01/28	1,500	1,407,183

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Semiconductors — 0.6%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.150%, 05/01/27	$2,000	$1,969,046
Software — 0.2%
Roper Technologies, Inc. 1.400%, 09/15/27	750	713,040
Telecommunications — 0.5%
T-Mobile USA, Inc. 3.000%, 02/15/41	2,500	1,876,687
Transportation — 0.5%
BNSF Railway Co. Pass Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	1,872	1,822,221
TOTAL CORPORATE BONDS (Cost $89,006,210)		86,667,659

MUNICIPAL BONDS — 0.8%
University of Virginia 5.000%, 09/01/40 (Cost $2,761,305)	2,800	2,739,781

RESIDENTIAL MORTGAGE BACKED SECURITIES — 44.2%
Collateralized Mortgage Obligations — 28.0%
Agate Bay Mortgage Trust, Series 2015-6 Class B1, 144A 3.558%, 09/25/45@,•	1,790	1,741,075
CIM Trust,
Series 2019-INV2 Class B1A, 144A 4.737%, 05/25/49@,•	4,328	4,179,570
Series 2020-INV1 Class A13, 144A 3.000%, 04/25/50@,•	1,182	1,023,852
CSMC Trust, Series 2013-IVR2 Class A2, 144A 3.000%, 04/25/43@,•	3,295	2,978,912
Fannie Mae Pool
2.000%, 08/01/42	4,472	3,886,018
5.500%, 12/01/54	3,716	3,749,138
Freddie Mac Pool
5.000%, 12/01/44	3,826	3,851,439
5.500%, 08/01/53	2,878	2,907,355
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU, 2.500%, 11/25/60	3,100	2,170,894
Ginnie Mae,
Series 2018-37 Class BY, 3.500%, 03/20/48	5,125	4,700,115
3.500%, 11/20/52	2,736	2,465,704
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	4,187	3,507,630
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
GS Mortgage-Backed Securities Trust, Series 2020-PJ1 Class B1, 144A 3.610%, 05/25/50@,•	$4,895	$4,379,408
JP Morgan Mortgage Trust,
Series 2020-INV1 Class B1A, 144A 2.932%, 08/25/50@,•	4,410	3,710,259
Series 2020-INV1 Class A3, 144A 3.500%, 08/25/50@,•	2,787	2,504,990
Series 2020-4 Class A15, 144A 3.000%, 11/25/50@,•	4,108	3,567,334
Series 2020-8 Class A3, 144A 3.000%, 03/25/51@,•	2,589	2,248,493
Series 2021-1 Class A3, 144A 2.500%, 06/25/51@,•	4,347	3,616,325
Series 2021-1 Class A15, 144A 2.500%, 06/25/51@,•	3,250	2,680,437
Series 2021-7 Class A15, 144A 2.500%, 11/25/51@,•	4,997	4,115,967
Series 2022-1 Class A3, 144A 2.500%, 07/25/52@,•	3,887	3,221,345
JP Morgan Seasoned Mortgage Trust Series, Series 2024-1 Class A3, 144A 4.415%, 01/25/63@,•	3,238	3,114,920
MFA Trust, Series 2020-NQM1 Class B1, 144A 4.978%, 08/25/49@,•	2,500	2,495,557
Sequoia Mortgage Trust,
Series 2013-3 Class A2, 2.500%, 03/25/43•	7,353	6,435,251
Series 2017-5 Class A1, 144A 3.500%, 08/25/47@,•	1,563	1,416,425
Series 2020-4 Class A20, 144A 2.500%, 11/25/50@,•	2,514	2,078,709
Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,539	2,224,524
Towd Point Mortgage Trust, Series 2021-1 Class A2, 144A 2.750%, 11/25/61@,•	2,500	2,149,120
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	3,000	2,973,608
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	3,789	3,297,730
Series 2022-2 Class A2, 144A 2.500%, 12/25/51@,•	3,857	3,209,097
WinWater Mortgage Loan Trust, Series 2016-1 Class B3, 144A 3.785%, 01/20/46@,•	1,489	1,424,474
		98,025,675
Fannie Mae Pool — 6.6%
3.500%, 10/01/45	3,946	3,668,320
1.500%, 06/01/51	3,269	2,509,527
2.000%, 11/01/51	3,957	3,209,045
2.000%, 12/01/51	2,391	1,939,338

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Fannie Mae Pool — (continued)
3.000%, 03/01/52	$8,888	$7,833,643
6.000%, 07/01/53	3,766	3,858,521
		23,018,394
Fannie Mae REMICS — 1.0%
Series 2019-48 Class MA 3.000%, 09/25/49	3,855	3,409,507
Freddie Mac Pool — 5.0%
2.500%, 04/01/52	9,255	7,841,691
4.000%, 09/01/52	6,104	5,777,009
4.000%, 01/01/53	4,257	4,023,089
		17,641,789
Freddie Mac REMICS — 2.9%
Series 5105 Class JM, 2.000%, 12/25/46	3,949	2,864,852
Series 5229 Class AL, 4.000%, 06/25/49	8,018	7,333,248
		10,198,100
Ginnie Mae — 0.7%
Series 2015-76 Class QB 3.000%, 05/20/45	2,731	2,454,566
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $161,542,562)		154,748,031

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds
3.250%, 05/15/42	1,700	1,427,203
2.500%, 02/15/45	5,500	3,934,863
3.000%, 02/15/48	2,050	1,546,709
3.000%, 08/15/48	14,700	11,042,227
4.125%, 08/15/53	2,150	1,941,719
U.S. Treasury Inflation Indexed Bonds
2.125%, 02/15/54	1,053	969,825
2.375%, 02/15/55	2,559	2,494,527
U.S. Treasury Inflation Indexed Notes 1.750%, 01/15/34	1,261	1,266,966
U.S. Treasury Notes 2.875%, 05/15/32	3,000	2,820,937
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,792,960)		27,444,976
Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $1,124,829)	1,124,829	$1,124,829
TOTAL INVESTMENTS — 100.0% (Cost $361,176,193)		$350,402,020
Other Assets & Liabilities — 0.0%		63,869
TOTAL NET ASSETS — 100.0%		$350,465,889

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $144,938,249, which represents 41.4% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

Futures contracts held by the Fund at September 30, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 10 Year Note	12/19/25	40	1,000	$113	$4,500,000	$32,427	$—
							$32,427	$—
4